Interest Income (Tables)	12 Months Ended
Dec. 31, 2023
The Authorization of the Consolidated Financial Statements [Abstract]
Schedule of Interest Income
	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Interest income from bank deposits	$433,848	$204,081	$25,059
Interest income from financial assets measured at amortized cost	336,472	31,604	12,810
Others	90	227	-
	$770,410	$235,912	$37,869